Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the Plan’s fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)
Common stock (a)	$7,088,109	$7,088,109
Mutual funds	83,062,165	83,062,165
Common collective trusts (b)	247,110,731	—
Money market funds (c)	5,701,783	5,701,783
Total	$342,962,788	$95,852,057

	As of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)
Common stock (a)	$9,544,361	$9,544,361
Mutual funds	115,245,091	115,245,091
Common collective trusts (b)	190,709,486	—
Money market funds (c)	5,021,540	5,021,540
Total	$320,520,478	$129,810,992

(a)    Represents Wyndham Hotels & Resorts, Inc. common stock, an exempt party-in-interest, for 2025 and 2024.
(b)    Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
(c)    Primarily represents an investment in BlackRock FedFund.
The following table sets forth a summary of the Plan’s investments with a reported NAV at December 31, 2025 and 2024:

	Fair Value*
Investment	2025	2024	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Federated Hermes Total Return Bond Fund (a)	$11,285,258	$11,945,480	$—	Daily	None	N/A or 5 days
Fidelity Freedom Blend Retirement Fund (b)	190,389	254,318	—	Daily	None	N/A
Fidelity Freedom Blend 2010 Fund (c)	415,173	541,604	—	Daily	None	N/A
Fidelity Freedom Blend 2015 Fund (c)	194,933	166,199	—	Daily	None	N/A
Fidelity Freedom Blend 2020 Fund (c)	1,067,132	1,396,058	—	Daily	None	N/A
Fidelity Freedom Blend 2025 Fund (c)	5,285,125	4,960,470	—	Daily	None	N/A
Fidelity Freedom Blend 2030 Fund (c)	12,540,197	11,628,392	—	Daily	None	N/A
Fidelity Freedom Blend 2035 Fund (c)	14,501,622	11,171,961	—	Daily	None	N/A
Fidelity Freedom Blend 2040 Fund (c)	15,786,100	12,453,842	—	Daily	None	N/A
Fidelity Freedom Blend 2045 Fund (c)	15,452,095	11,644,665	—	Daily	None	N/A
Fidelity Freedom Blend 2050 Fund (c)	12,383,261	9,706,659	—	Daily	None	N/A
Fidelity Freedom Blend 2055 Fund (c)	9,372,722	6,620,483	—	Daily	None	N/A
Fidelity Freedom Blend 2060 Fund (c)	5,214,300	4,062,075	—	Daily	None	N/A
Fidelity Freedom Blend 2065 Fund (c)	449,484	268,553	—	Daily	None	N/A
Galliard Stable Return Fund (d)	15,238,746	19,432,330	—	Daily	None	12 months
Harbor Capital Appreciation Fund Institutional Class (e)	42,619,163	—	—	Daily	None	N/A
Invesco Oppenheimer International Growth Fund II (f)	—	6,898,242	—	Daily	None	1 day
Northern Trust Collective Aggregate Bond Index Fund (g)	6,469,482	5,581,076	—	Daily	None	N/A
Northern Trust Collective All Country World Index Fund (h)	4,331,795	3,588,363	—	Daily	None	N/A
Northern Trust Collective Extended Market Fund (i)	14,078,224	15,089,879	—	Daily	None	N/A
SSgA S&P 500 Index Fund (j)	60,235,530	53,298,837	—	Daily	None	1 day
	$247,110,731	$190,709,486	$—

*    The fair values of the investments have been estimated using the NAV of the investment.
(a)    Investment seeks to provide total return by investing primarily in U.S. dollar denominated, investment-grade, fixed-income securities. Advance written notice of five business days is required for participant withdrawals greater than $1 million.
(b)    Investment seeks high current income and, as a secondary objective, capital appreciation.
(c)    Investment seeks high total return until its target retirement date and thereafter, seeks high current income and, as a secondary objective, capital appreciation.
(d)    Investment seeks to provide a higher rate of return than shorter maturity investments, without the volatility.
(e)    Investment seeks to provide long-term growth of capital.
(f)    Investment seeks to provide a vehicle for the collective investment of funds held by qualified trusts which seek long-term growth from foreign equity securities.
(g)    Investment seeks to produce results that approximate the overall performance of the Bloomberg U.S. Aggregate Bond Index.
(h)    Investment seeks to produce results that approximate the risk and return characterized by the Morgan Stanley Capital International All Country World ex-U.S. Index.
(i)    Investment seeks to produce results that approximate the overall performance of the Dow Jones U.S. Completion Total Stock Market Index.
(j)    Investment seeks to invest in a portfolio of assets whose performance is expected to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index.